Simple agreements for future equity (Details Narrative) - Exascale Labs Inc. [Member] - USD ($)	9 Months Ended		11 Months Ended	12 Months Ended		33 Months Ended	42 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Jun. 06, 2025	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Mar. 31, 2026
Aggregate gross proceeds	$ 3,500,000	$ 4,275,000		$ 4,307,500	$ 5,685,000	$ 10,592,500	$ 14,092,500
Equity Financing description		SAFEs with an aggregate purchase amount of $13,632,500 include an Equity Financing conversion feature, while SAFEs with an aggregate purchase amount of $460,000 do not include this feature and are generally settled only upon a Liquidity Event or a Dissolution Event, in accordance with their terms.		SAFEs with an aggregate purchase amount of $10,132,500 include an Equity Financing conversion feature, while SAFEs with an aggregate purchase amount of $460,000 do not include this feature and are generally settled only upon a Liquidity Event or a Dissolution Event, in accordance with their terms.
Subsequent Event [Member]
Additional SAFEs proceeds			$ 500,000
Cumulative proceeds			$ 11,092,500